PRIVATE PLACEMENT	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PRIVATE PLACEMENT
PRIVATE PLACEMENT
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the consummation of the Initial Public Offering, the Sponsor purchased an aggregate of 410,000 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $4,100,000. On December 1, 2020, as a result of the underwriters’ election to fully exercise their over-allotment option, the Sponsor purchased an additional 24,000 Private Placement Units, at a price of $10.00 per Private Placement Unit, or $240,000 in the aggregate (see Note 8). Each Private Placement Unit consists of one Class A ordinary share (“Private Placement Share” or, collectively, “Private Placement Shares”) and one-third
of one redeemable warrant (each, a “Private Placement Warrant”). Each whole Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Units and all underlying securities will expire worthless.

NOTE 5. PRIVATE PLACEMENT
Simultaneously with the consummation of the Initial Public Offering, the Sponsor purchased an aggregate of 410,000 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $4,100,000. On December 1, 2020, as a result of the underwriters’ election to fully exercise their over-allotment option, the Sponsor purchased an additional 24,000 Private Placement Units, at a price of $10.00 per Private Placement Unit, or $240,000 in the aggregate. Each Private Placement Unit consists of one Class A ordinary share (“Private Placement Share” or, collectively, “Private Placement Shares”) and one-third
of one redeemable warrant (each, a “Private Placement Warrant”). Each whole Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Units and all underlying securities will expire worthless.